Segmented information (Business segments) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Operating Segments [Line Items]
Revenue	$ 2,587,758	$ 1,868,003
Cost of products and services sold	1,805,768	1,457,336
Depreciation and amortization	220,324	177,376
Cost of sales	2,026,092	1,634,712
Gross profit (loss)	561,666	233,291
Administration	245,539	172,029
Exploration	17,551	10,578
Research and development	21,036	12,175
Other operating expense (income)	(7,509)	22,944
Loss on disposal of assets	2,188	514
Finance costs	115,869	85,728
Loss (gain) on derivatives	(37,791)	72,949
Finance income	(111,670)	(37,499)
Share of earnings from equity-accounted investees	(154,462)	(93,988)
Other expense (income)	(16,238)	(96,934)
Earnings (loss) before income taxes	487,153	84,795
Income tax expense (recovery)	126,337	(4,469)
Net earnings (loss)	360,816	89,264
Capital expenditures for the year	153,631	143,481
Uranium [member]
Disclosure Of Operating Segments [Line Items]
Revenue	2,152,242	1,480,146
Cost of products and services sold	1,532,316	1,223,558
Depreciation and amortization	175,457	135,800
Cost of sales	1,707,773	1,359,358
Gross profit (loss)	444,469	120,788
Administration	0	0
Exploration	17,551	10,578
Research and development	0	0
Other operating expense (income)	(1,875)	25,845
Loss on disposal of assets	1,825	726
Finance costs	0	0
Loss (gain) on derivatives	0	0
Finance income	0	0
Share of earnings from equity-accounted investees	(178,848)	(93,988)
Other expense (income)	(545)	(22,802)
Earnings (loss) before income taxes	606,361	200,429
Capital expenditures for the year	105,384	101,547
Fuel Service [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	425,557	365,063
Cost of products and services sold	266,062	215,660
Depreciation and amortization	35,426	32,618
Cost of sales	301,488	248,278
Gross profit (loss)	124,069	116,785
Administration	0	0
Exploration	0	0
Research and development	0	0
Other operating expense (income)	(5,634)	(2,901)
Loss on disposal of assets	363	(212)
Finance costs	0	0
Loss (gain) on derivatives	0	0
Finance income	0	0
Share of earnings from equity-accounted investees	0	0
Other expense (income)	0	0
Earnings (loss) before income taxes	129,340	119,898
Capital expenditures for the year	42,546	39,736
Other Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	9,959	22,794
Cost of products and services sold	7,390	18,118
Depreciation and amortization	9,441	8,958
Cost of sales	16,831	27,076
Gross profit (loss)	(6,872)	(4,282)
Administration	245,539	172,029
Exploration	0	0
Research and development	21,036	12,175
Other operating expense (income)	0	0
Loss on disposal of assets	0	0
Finance costs	115,869	85,728
Loss (gain) on derivatives	(37,791)	72,949
Finance income	(111,670)	(37,499)
Share of earnings from equity-accounted investees	0	0
Other expense (income)	(15,693)	(74,132)
Earnings (loss) before income taxes	(224,162)	(235,532)
Capital expenditures for the year	5,701	$ 2,198
WEC [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	521,074
Cost of products and services sold	200,285
Depreciation and amortization	60,766
Cost of sales	261,051
Gross profit (loss)	260,023
Administration	244,400
Exploration	0
Research and development	0
Other operating expense (income)	0
Loss on disposal of assets	0
Finance costs	26,274
Loss (gain) on derivatives	2,838
Finance income	(1,885)
Share of earnings from equity-accounted investees	0
Other expense (income)	19,424
Earnings (loss) before income taxes	(31,028)
Capital expenditures for the year	42,405
Adjustments [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	(521,074)
Cost of products and services sold	(200,285)
Depreciation and amortization	(60,766)
Cost of sales	(261,051)
Gross profit (loss)	(260,023)
Administration	(244,400)
Exploration	0
Research and development	0
Other operating expense (income)	0
Loss on disposal of assets	0
Finance costs	(26,274)
Loss (gain) on derivatives	(2,838)
Finance income	1,885
Share of earnings from equity-accounted investees	24,386
Other expense (income)	(19,424)
Earnings (loss) before income taxes	6,642
Capital expenditures for the year	$ (42,405)